UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on 12/31/00, 3/31/01 & 6/30/01.

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: 459958

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ARIBA INC                       COMM STK        04033V104   48595   231990   SH       SOLE        119990         0   112000
BMC SOFTWARE INC                COMM STK        055921100   18778   235000   SH       SOLE             0         0   235000
CMS ENERGY CORP                 COMM STK        125896100    3863   174600   SH       SOLE         24600         0   150000
CLEVELAND-CLIFFS INC            COMM STK        185896107    3175   102000   SH       SOLE         52000         0    50000
CROWN CASTLE INTERNATIONAL GROUPCOMM STK        228227104    5952   163200   SH       SOLE         13200         0   150000
DOLLAR THRIFTY AUTOMOTIVE       COMM STK        256743105    1844   100000   SH       SOLE             0         0   100000
GENLYTE GROUP INC               COMM STK        372302109     378    18000   SH       SOLE          4500         0    13500
HEALTHSTREAM INC                COMM STK        42222N103    4359   750000   SH       SOLE             0         0   750000
HICKORY TECH CORP               COMM STK        429060106     232    19000   SH       SOLE             0         0    19000
JACKS PAC INC                   COMM STK        47012E106     393    26700   SH       SOLE          1700         0    25000
JDS UNIPHASE CORP               COMM STK        46612J101   64204   535730   SH       SOLE        305130         0   230600
MACROMEDIA INC                  COMM STK        556100105   20771   214900   SH       SOLE        113300         0   101600
MESA AIR GROUP INC              COMM STK        590479101      55    10000   SH       SOLE             0         0    10000
MICRO THERAPEUTICS INC          COMM STK        59500W100    1019   200000   SH       SOLE             0         0   200000
MOTOROLA INC                    COMM STK        620076109   13084   450200   SH       SOLE             0         0   450200
NEXTLINK COMMUNICATIONS         COMM STK        65333H707   70904   573400   SH       SOLE        283400         0   290000
ORACLE CORP                     COMM STK        68389X105     390     5000   SH       SOLE             0         0     5000
PE BIOSYSTEMS GROUP             COMM STK        69332S102   34933   362000   SH       SOLE        181800         0   180200
ROBBINS & MYERS                 COMM STK        770196103     241    10200   SH       SOLE           200         0    10000
SANDISK CORP                    COMM STK        80004C101   40943   668800   SH       SOLE        168400         0   500400
TELESP CELLULAR PART SA         ADR             87952L108   29833   664800   SH       SOLE        164800         0   500000
TELOCITY INC                    COMM STK        87971D103    2281   500000   SH       SOLE             0         0   500000
US FREIGHTWAYS CORP             COMM STK        916906100     643    26200   SH       SOLE           500         0    25700
USINTERNETWORKING INC           COMM STK        917311805   60983  1571225   SH       SOLE        115725         0  1455500
VITRIA TECHNOLOGY INC           COMM STK        92849Q104   27392   271800   SH       SOLE         89700         0   182100
WIT CAPITAL GROUP INC           COMM STK        97737K309     783    46000   SH       SOLE             0         0    46000
ZAPME CORPORATION               COMM STK        98912E100    3930   450000   SH       SOLE             0         0   450000